Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14926
Entity Registrant Name	KT Corporation
Entity Address, Address Line One	KT Gwanghwamun Building East 33
Entity Address, Address Line Two	Jong-ro 3-Gil
Entity Address, Address Line Three	Jongno-gu
Entity Address, Postal Zip Code	03155
Entity Address, City or Town	Seoul
Entity Common Stock, Shares Outstanding	241,095,063
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Central Index Key	0000892450
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	M5
Entity Address, Country	KR
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Hye-Byung Min
Entity Address, Address Line One	KT Gwanghwamun Building East 33
Entity Address, Address Line Two	Jong-ro 3-Gil
Entity Address, Address Line Three	Jongno-gu
Entity Address, Postal Zip Code	03155
Entity Address, City or Town	Seoul
City Area Code	82
Local Phone Number	70-4193-4036
Contact Personnel Email Address	ktir@kt.com
Entity Incorporation, State or Country Code	M5
Entity Address, Country	KR
ADS [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	KT
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary share
Trading Symbol	KT
Security Exchange Name	NYSE